Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2022
Significant Accounting Policies (Details) [Line Items]
Research and Development Expense	$ 542	$ 542	$ 542
Received total amount	6,672
Royalty bearing grants amount	4,888
Non-royalty bearing grants amount	1,057
Out of received amount	504
Non-royalty bearing grants amount	727
Fair value	28	62
Financial income	$ 58	81	(10)
Tax benefit, percentage	50.00%
Monthly deposits percentage rate	8.33%
Severance pay expense amount	$ 547	394	$ 346
Severance pay, description	All eligible employees may elect to contribute up to 100% of their payroll compensation to the plan, for 2021 and 2020, up to a maximum of $19.5 per year (for employees over 50 years of age the maximum contribution is $26 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service (“IRS”) limits. The US Subsidiary matches at 100%, on each payroll, up to 5% of the employee compensation to the plan within the IRS limitations (considering the maximum annual compensation of $285 in 2020 and $290 in 2021).
Matching in contributions amounts	$ 28	$ 16
Right-to-use assets and lease liabilities				$ 3,388
Minimum [Member] | Short-Term Deposits [Member]
Significant Accounting Policies (Details) [Line Items]
Short-term deposit bearing interest percentage rate	1.10%
Maximum [Member] | Short-Term Deposits [Member]
Significant Accounting Policies (Details) [Line Items]
Short-term deposit bearing interest percentage rate	1.25%